Leases (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
	Jan. 01, 2019	Jun. 30, 2019	Jun. 30, 2019
Lessee, Lease, Description [Line Items]
Package of practical expedients	true
Right-of-use assets		$ 30,145	$ 30,145
Lease liability		34,528	34,528
Activity related to the Company's leases
Operating lease expense		2,558	5,147
Cash for amounts included in the measurement of operating liability		2,803	5,637
Right of use assets obtained in exchange for operating liabilities		$ 0	$ 0
Weighted average borrowing rate		2.90%	2.90%
Weighted average remaining lease term (years)		6 years	6 years
Minimum
Lessee, Lease, Description [Line Items]
Initial term of lease		3 years	3 years
Maximum
Lessee, Lease, Description [Line Items]
Initial term of lease		11 years	11 years
ASC 842 | Adjustment
Lessee, Lease, Description [Line Items]
Right-of-use assets	$ 34,760,000
Lease liability	39,635,000
Deferred rent	$ 4,875,000